PAINEWEBBER

SEMIANNUAL REPORT

MONEY MARKET
FUND

                                   PAINEWEBBER
                        (C)1999 PaineWebber Incorporated
                                   Member SIPC


AUGUST 31, 1999

SEMIANNUAL REPORT
October 15, 1999

Dear Shareholder,

   We are pleased to present you with the semiannual report for the PaineWebber Money Market Fund (the "Fund") for the six-month period ended August 31, 1999.


MARKET REVIEW
-------------------------------------------------------------------------------

During the six-month period, fears of higher inflation became the dominant theme of the fixed income markets, and bond yields rose in response. Interest rates rose as the markets reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases might not be offset by commodity deflation. By the end of the semiannual period on August 31, 1999, the Federal Reserve had raised the federal funds rate twice, by 0.25% each time, to 5.25%.

-------------------------------------------------------------------------------

PORTFOLIO REVIEW
-------------------------------------------------------------------------------
  PERFORMANCE AND CHARACTERISTICS AS OF 8/31/99
-------------------------------------------------------------------------------
                                  7-Day                  Weighted Average
                                 Yield1                      Maturity
-------------------------------------------------------------------------------
  Class A Shares                  4.31%                      28.7 days
  Class B Shares                  3.74%                      28.7 days
  Class C Shares                  3.84%                      28.7 days
-------------------------------------------------------------------------------
1Yields will fluctuate.

HIGHLIGHTS

   We remained slightly bullish on the fixed income markets during the first part of the period, expecting interest rates to remain unchanged. Since we did not expect major changes in rates, we kept the Fund's weighted average maturity slightly long, about 5-10 days above the average of its peer group. During the last three months of the period, we shortened the maturity to 3-5 days above the peer group average in anticipation of rising interest rates. We maintained our focus on top-tier credit quality instruments.

SECTOR ALLOCATION*
As of 8/31/99                               As of 2/28/99
-------------------------------------------------------------------------------
Commercial Paper               64.6         U.S. Gov't & Agency            46.8
U.S. Gov't & Agency            18.0         Commercial Paper               34.3
Short-Term Corporate            5.6         Short-Term Corporate            8.2
Certificates of Deposit         7.1         Certificates of Deposit         4.1
Bank Notes                      4.7         Bank Notes                      3.3
Repurchase Agreements           0.0         Repurchase Agreements           3.3
-------------------------------------------------------------------------------

*Weightings represent percentages of portfolio assets as of August 31, 1999, or as of February 28, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

         PAINEWEBBER
         MONEY MARKET FUND
         PROFILE
         AS OF AUGUST 31, 1999
         GOAL:
         principal stability and current income
         PORTFOLIO MANAGER:
         Susan P. Ryan,
         Mitchell Hutchins Asset Management Inc.
         COMMENCEMENT:
         July 1, 1991, Class A
         shares; September 26,
         1986, Class B shares;
         July 14, 1992, Class C
         shares
         DIVIDEND PAYMENTS:
         monthly
         TOTAL NET ASSETS:
         $91.0 million

OUTLOOK
-------------------------------------------------------------------------------
We are closely monitoring the market as Y2K approaches. It is likely that issues of new short-term debt will decrease toward year-end, limiting supplies and potentially triggering price increases. Also, investors might seek safety by reducing their exposure to corporate credits and increasing their positions in U.S. government securities, precipitating a "flight to quality." To provide sufficient liquidity at year-end, we expect to maintain a position of about 20% in U.S. Government securities. However, this planned defensive posture may change in response to changing market circumstances as Y2K approaches. Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW of a fund in the PaineWebber Family of Funds,2 please contact your Financial Advisor.


Sincerely,



MARGO ALEXANDER                         BRIAN M. STORMS
Chairman and Chief Executive Officer    President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc. Mitchell Hutchins Asset Management Inc.




DENNIS L. MCCAULEY                      SUSAN P. RYAN
Managing Director and                   Senior Vice President
Chief Investment Officer --              Mitchell Hutchins Asset Management Inc.
Fixed Income
Mitchell Hutchins Asset Management Inc.




   This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended August 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

-------------------------------------------------------------------------------
2Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

-------------------------------------------------------------------------------

PAINEWEBBER MONEY MARKET FUND



STATEMENT OF NET ASSETS                                                             AUGUST 31, 1999 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                    MATURITY               INTEREST
    (000)                                                      DATES                  RATES               VALUE
  --------                                                   ---------              ---------          ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS@--17.99%
 $  3,009   Federal Home Loan Mortgage ...............       09/15/99                  5.030%        $ 3,003,114
   13,362   Federal National Mortgage Association ....       09/01/99                  5.420          13,362,000
                                                                                                       ---------
Total U.S. Government and Agency Obligations
 (cost--$16,365,114) .................................                                                16,365,114
                                                                                                       ---------
BANK NOTES--4.68%
DOMESTIC--4.68%
    2,000   First Tennessee Bank N. A. - Memphis .....       08/31/99                  5.577*          2,000,000
    2,250   Key Bank N.A. ............................       04/25/00                  5.750           2,257,277
                                                                                                       ---------
Total Bank Notes (cost--$4,257,277)                                                                    4,257,277
                                                                                                       ---------
CERTIFICATES OF DEPOSIT--7.14%
YANKEE--7.14%
    2,000   Bayerische Hypo-und Vereinsbank AG .......       04/28/00                  5.150           1,998,803
    2,000   Canadian Imperial Bank of Commerce ....... 02/29/00 to 04/12/00       5.100 to 5.195       1,999,904
    2,000   Royal Bank of Canada .....................       08/31/99                  5.395*          1,999,328
      500   Toronto-Dominion Bank ....................       04/17/00                  5.060             499,819
                                                                                                       ---------
Total Certificates of Deposit (cost--$6,497,854)                                                       6,497,854
                                                                                                       ---------
COMMERCIAL PAPER@--64.77%
ASSET BACKED-AUTO & TRUCK--3.30%
    3,000   New Center Asset Trust ...................       09/07/99                  5.140           2,997,430
                                                                                                       ---------
ASSET BACKED-BANKING--0.78%
      706   Woodstreet Funding Corp. .................       09/10/99                  5.300             705,065
                                                                                                       ---------
AUTO & TRUCK--12.07%
    3,000   BMW US Capital Corp. .....................       09/01/99                  5.170           3,000,000
    2,000   Diamler-Chrysler N.A. Holding Corp. ......       09/16/99                  5.150           1,995,708
    3,000   Ford Motor Credit Corp. ..................       09/27/99                  5.240           2,988,647
    3,000   General Motors Acceptance Corp. ..........       09/07/99                  5.150           2,997,425
                                                                                                       ---------
                                                                                                      10,981,780
                                                                                                       ---------
BANKING--3.30%
    3,000   Morgan (J.P.) & Co., Inc. ................       09/07/99                  5.150           2,997,425
                                                                                                       ---------
BROKER-DEALER--4.40%
    4,000   Merrill Lynch & Co., Inc. ................       09/01/99                  5.550           4,000,000
                                                                                                       ---------
CHEMICALS--7.69%
    4,000   Dow Chemical Co. .........................       09/01/99                  5.550           4,000,000
    3,000   Henkel Corp. .............................       09/13/99                  5.200           2,994,800
                                                                                                       ---------
                                                                                                       6,994,800
                                                                                                       ---------
COMPUTERS--3.29%
    3,000   IBM Credit Corp. .........................       09/21/99                  5.210           2,991,317
                                                                                                       ---------

PAINEWEBBER MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                    MATURITY               INTEREST
    (000)                                                      DATES                  RATES               VALUE
  --------                                                   ---------              ---------          ---------
COMMERCIAL PAPER@--(CONCLUDED)
DRUGS, HEALTH CARE--3.29%
 $  3,000   Warner Lambert Co. .......................       09/13/99                  5.180%        $ 2,994,820
                                                                                                     -----------
ELECTRONICS--2.50%
    2,279   Motorola Inc. ............................       09/09/99                  5.200           2,276,366
                                                                                                     -----------
ENERGY--4.40%
    4,000   Koch Industries ..........................       09/01/99                  5.530           4,000,000
                                                                                                     -----------
FINANCE-SUBSIDIARY--3.29%
    3,000   Deutsche Bank Financial Inc. .............       09/09/99                  5.155           2,996,563
                                                                                                     -----------
FOOD & BEVERAGE--4.40%
    4,000   Diageo Capital PLC .......................       09/01/99                  5.530           4,000,000
                                                                                                     -----------
INSURANCE--3.29%
    3,000   American General Corp. ...................       09/14/99                  5.160           2,994,410
                                                                                                     -----------
METALS & MINING--3.29%
    3,000   Rio Tinto America Inc. ...................       09/22/99                  5.250           2,990,812
                                                                                                     -----------
PRINTING & PUBLISHING--3.29%
    3,000   Gannett Co. ..............................       09/16/99                  5.150           2,993,562
                                                                                                     -----------
TELECOMMUNICATIONS--2.19%
    2,000   BellSouth Capital Funding Corp. ..........       09/14/99                  5.150           1,996,281
                                                                                                     -----------
Total Commercial Paper (cost--$58,910,631)                                                            58,910,631
                                                                                                     -----------
SHORT-TERM CORPORATE OBLIGATIONS--5.62%
BANKING--1.99%
    1,800   Bank One Corp. ...........................       03/24/00                  6.700           1,814,914
                                                                                                     -----------
FINANCE-DIVERSIFIED--3.63%
    3,300   Associates Corp. N. A. ...................       09/17/99                  6.680           3,301,606
                                                                                                     -----------
Total Short-Term Corporate Obligations (cost--$5,116,520)                                              5,116,520
                                                                                                     -----------
Total Investments (cost--$91,147,396 which approximates
  cost for federal income tax purposes)--100.20% .....                                                91,147,396
Liabilities in excess of other assets--(0.20)% .......                                                  (180,031)
                                                                                                     ------------
Net Assets (applicable to 40,240,681, 34,377,356 and 16,350,208 shares of Class A, Class B and Class C, respectively,
  each equivalent to $1.00 per share)--100.00% .......                                               $90,967,365
                                                                                                     ===========

----------
* Variable rate securities-maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of August 31, 1999, and reset periodically.
@  Interest rates shown are discount rates at date of purchase.


                       Weighted Average Maturity--29 Days

                 See accompanying notes to financial statements

PAINEWEBBER MONEY MARKET FUND



STATEMENT OF OPERATIONS

                                                                                                    FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                   AUGUST 31, 1999
                                                                                                     (UNAUDITED)
                                                                                                   --------------
INVESTMENT INCOME:
Interest .......................................................................                     $1,988,174
                                                                                                      ---------

EXPENSES:
Investment advisory and administration .........................................                        192,735
Service fees--Class A ..........................................................                         49,842
Service and distribution fees--Class B .........................................                         89,423
Service and distribution fees--Class C .........................................                         50,153
Legal and audit ................................................................                         40,355
State registration fees ........................................................                         33,873
Reports and notices to shareholders ............................................                         24,922
Transfer agency and related services fees ......................................                         23,567
Directors' fees ................................................................                          5,250
Custody and accounting .........................................................                          4,632
Other expenses .................................................................                          1,118
                                                                                                      ---------
                                                                                                        515,870
                                                                                                      ---------
NET INVESTMENT INCOME ..........................................................                      1,472,304
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS .................................                           (937)
                                                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................                     $1,471,367
                                                                                                      =========


STATEMENT OF CHANGES IN NET ASSETS
                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED       FOR THE
                                                                                 AUGUST 31, 1999     YEAR ENDED
                                                                                   (UNAUDITED)    FEBRUARY 28, 1999
                                                                                 --------------    ---------------
FROM OPERATIONS:
Net investment income ..........................................................  $ 1,472,304      $  2,554,316
Net realized gains (losses) from investment transactions .......................         (937)           11,401
                                                                                  -----------       -----------
Net increase in net assets resulting from operations ...........................    1,471,367         2,565,717
                                                                                  -----------       -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A .................................................     (820,482)       (1,514,274)
Net investment income--Class B .................................................     (416,798)         (672,891)
Net investment income--Class C .................................................     (235,024)         (367,151)
                                                                                  -----------       -----------
                                                                                   (1,472,304)       (2,554,316)
                                                                                  -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........   (1,042,967)       58,993,707
                                                                                  -----------       -----------
Net increase (decrease) in net assets ..........................................   (1,043,904)       59,005,108


NET ASSETS:
Beginning of period ............................................................   92,011,269        33,006,161
                                                                                  -----------       -----------
End of period ..................................................................  $90,967,365       $92,011,269
                                                                                  ===========       ===========

                                      See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers two series of shares: PaineWebber Money Market Fund ("Fund") and PaineWebber Balanced Fund. The financial statements for PaineWebber Balanced Fund are not included herein.

   The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other PaineWebber mutual funds.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser and administrator of the Fund.

   NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative net asset value of dividend-eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective classes).
Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. At August 31, 1999, the Fund owed Mitchell Hutchins $40,720 for investment advisory and administration fees. DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 1999 the Fund owed Mitchell Hutchins $42,017 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended August 31, 1999, it earned $201,446 in sales charges. TRANSFER AGENCY AND RELATED SERVICES FEES

  PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended August 31, 1999, PaineWebber received from PFPC, Inc., not the Fund, approximately 52% of the total transfer agency and related services fees collected by PFPC, Inc. from the Fund.

OTHER LIABILITIES

  At August 31, 1999, the amounts payable for Fund shares repurchased and dividends payable aggregated $303,937 and $60,140, respectively.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



CAPITAL STOCK

   There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion were allocated to the Fund. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                     CLASS A                    CLASS B                 CLASS C
                                            ------------------------    ----------------------- -----------------------
                                               FOR THE     FOR THE        FOR THE     FOR THE       FOR THE     FOR THE
                                              SIX MONTHS     YEAR        SIX MONTHS     YEAR       SIX MONTHS     YEAR
                                                ENDED        ENDED          ENDED       ENDED         ENDED       ENDED
                                              AUGUST 31,  FEBRUARY 28,    AUGUST 31, FEBRUARY 28,   AUGUST 31, FEBRUARY 28,
                                                1999          1999           1999        1999          1999        1999
                                             ----------  -----------      ----------  ----------    ----------  ----------
Shares sold                                 443,318,493    724,078,370    46,572,175   48,405,259   88,098,834   185,696,212
Shares repurchased                         (465,777,720)  (683,232,436)  (29,365,164) (39,655,873) (84,900,169) (178,311,578)
Dividends reinvested                            459,642      1,135,151       361,554      611,122      189,388       267,480
Shares converted from Class B to Class A      1,980,531      5,296,686    (1,980,531)  (5,296,686)          --            --
                                            -----------    -----------    ----------    ----------   ----------    ----------
Net increase (decrease) in shares
 outstanding                                (20,019,054)    47,277,771    15,588,034    4,063,822    3,388,053     7,652,114
                                            ===========    ===========    ==========    ==========   ==========    ==========

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

   At February 28, 1999, the Fund had capital loss carryforwards of $11,343 available as a reduction, to the extent provided in the regulations, of future net realized gains, which will expire between February 28, 1999 and February 28, 2006. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

8
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                      This page intentionally left blank.

PAINEWEBBER MONEY MARKET FUND



FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                                            CLASS A
                                                            -----------------------------------------------------------------------
                                                             FOR THE
                                                            SIX MONTHS                      FOR THE YEARS ENDED
                                                               ENDED   ------------------------------------------------------------
                                                            AUGUST 31,                FEBRUARY 28,          FEBRUARY 29,FEBRUARY 28,
                                                               1999    -----------------------------------  ----------- -----------
                                                            (UNAUDITED)    1999        1998        1997        1996        1995
                                                            ----------   --------    --------    ---------   --------    --------
Net asset value, beginning of period ....................      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                               ------      ------      ------      ------      ------      ------
Net investment income ...................................       0.020       0.042       0.042       0.040       0.046       0.037
Dividends from net investment income ....................      (0.020)     (0.042)     (0.042)     (0.040)     (0.046)     (0.037)
                                                               ------      ------      ------      ------      ------      ------
Net asset value, end of period ..........................       $1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                               ======      ======      ======      ======      ======      ======
Total investment return(1) ..............................        2.01%       4.32%       4.33%       4.11%       4.69%       3.95%
                                                               ======      ======      ======      ======      ======      ======
Ratios/Supplemental data:
Net assets, end of period (000's) .......................     $40,247     $60,267     $12,983     $11,808     $23,735     $21,042
Expenses to average net assets ..........................        1.10%*      1.17%       1.41%       1.42%       1.31%       1.06%
Net investment income to average net assets .............        4.12%*      4.29%       4.29%       4.09%       4.68%       3.85%


------------------
 * Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have been annualized.

PAINEWEBBER MONEY MARKET FUND

                              CLASS B                                                             CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
 FOR THE                                                               FOR THE
SIX MONTHS                    FOR THE YEARS ENDED                     SIX MONTHS               FOR THE YEARS ENDED
  ENDED     ---------------------------------------------------------   ENDED
AUGUST 31,           FEBRUARY 28,            FEBRUARY 29, FEBRUARY 28, AUGUST 31,         FEBRUARY 28,     FEBRUARY 29, FEBRUARY 28,
  1999      -------------------------------  ----------  ----------      1999    ------------------------- -------------- ----------
(UNAUDITED)   1999       1998        1997       1996        1995      (UNAUDITED)  1999      1998     1997      1996        1995
---------   --------  ----------   --------  ----------  ----------    --------  --------  --------  -------   ---------   ---------
  $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00     $ 1.00       $ 1.00    $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00
  ------     -------     ------      ------      ------     ------      ------     ------   ------   ------      ------     ------
   0.017       0.037      0.037       0.035       0.041      0.032        0.017     0.037    0.037     0.034      0.041      0.033
  (0.017)     (0.037)    (0.037)     (0.035)     (0.041)    (0.032)      (0.017)   (0.037)  (0.037)   (0.034)    (0.041)    (0.033)
  ------     -------     ------      ------      ------     ------      ------     ------   ------   ------      ------     ------
  $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00     $ 1.00       $ 1.00    $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00
  ======     =======     ======      ======      ======     ======      ======     ======   ======   ======      ======     ======
    1.74%       3.79%      3.81%       3.60%       4.18%      3.41%        1.75%     3.81%    3.78%     3.50%      4.14%      3.44%
  ======     =======     ======      ======      ======     ======      ======     ======   ======   ======      ======     ======

 $34,370     $18,782    $14,715     $18,389     $26,592    $39,123      $16,350  $ 12,962  $ 5,308    $5,504     $5,754    $16,137
    1.60%*      1.73%      1.90%       1.90%       1.79%      1.55%        1.59%*    1.70%    1.95%     1.99%      1.79%      1.55%
    3.50%*      3.75%      3.78%       3.55%       4.17%      3.46%        3.51%*    3.80%    3.76%     3.47%      4.27%      3.35%

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PAINEWEBBER MONEY MARKET FUND



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-------------------------------------------------------------------------------
DIRECTORS

E. Garrett Bewkes, Jr.               Meyer Feldberg
CHAIRMAN                             George W. Gowen
Margo N. Alexander                   Frederic V. Malek
Richard Q. Armstrong                 Carl W. Schafer
Richard R. Burt                      Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS
Margo N. Alexander                   Paul H. Schubert
PRESIDENT                            VICE PRESIDENT AND TREASURER
Victoria E. Schonfeld                Dennis McCauley
VICE PRESIDENT                       VICE PRESIDENT
Dianne E. O'Donnell                  Susan P. Ryan
VICE PRESIDENT AND SECRETARY         VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019







THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.